Cover	Jul. 07, 2025
Cover [Abstract]
Entity Registrant Name	CYTTA CORP.
Entity Central Index Key	0001383088
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jul. 07, 2025
Entity File Number	000-55976
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0505761
Entity Address Address Line 1	5450 W Sahara Avenue
Entity Address Address Line 2	Suite 300A
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89146
City Area Code	702
Local Phone Number	900-7022
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends and replaces fully Item 4.02 of the Current Report on Form 8-K filed on July 11th, 2025 (the “Original Form 8-K”) wherein Cytta had provided disclosures under Item 4.02 which did not comply with all the requirements of such disclosure, provide sufficient information and/or were unclear as to the events surrounding the non-reliance on the December 31, 2024 completed Interim Financial Statements.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false